Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Future minimum lease commitments
2014	$ 1,515
2015	1,442
2016	1,224
2017	701
2018	454
Thereafter	945
Rental Expense
Rent expense	$ 1,919	$ 3,103	$ 1,369